Plan of arrangement and discontinued operations (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	May 23, 2017	May 09, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents, at Carrying Value	$ 7,068			$ 13,262	$ 22,657	$ 33,388
Net Assets Transferred Value	$ 44,214
Mason Resources Corp [Member]
Cash and Cash Equivalents, at Carrying Value			$ 8,843	$ 129
Common Stock Shares Exchanged			77,804,786
Share Price		$ 0.45	$ 0.45